Net Loss Per Share Attributible to Ordinary Sharholders (Details) - Schedule of Sets Forth the Computation of Basic and Diluted Net Loss Per Share Attributable - USD ($)
$ / shares in Units, $ in Thousands
12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss		$ (43,500)	$ (40,494)	$ (58,092)
Denominator:
Weighted-average shares used in computing loss per share attributable to ordinary shareholders, basic (in Shares)		72,021,520	63,489,983	22,027,292
Loss per share attributable to ordinary shareholders, basic (in Dollars per share)		$ (0.6)	$ (0.64)	$ (2.64)
Numerator:
Adjusted Net loss	[1]	$ (44,256)	$ (48,919)	$ (58,092)
Denominator:
Weighted-average shares used in computing loss per share attributable to ordinary shareholders, diluted (in Shares)		62,390,302	60,960,641	22,027,292
Loss per share attributable to ordinary shareholders, diluted (in Dollars per share)	[1]	$ (0.71)	$ (0.8)	$ (2.64)
Revaluation of warrants		$ (756)	$ (8,425)	$ (3,083)

[1]	Loss per share attributable to ordinary shareholders, diluted, was adjusted and take into consideration warrants liabilities revaluations as part of our net loss for 2023 and 2022.